UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JULY 31, 2005	(3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Rorer Large-Cap Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 96.8%
Consumer Discretionary - 11.4%
Best Buy Co., Inc.	76	[2]	$5,822
EchoStar Communications Corp.*	501		14,389
McDonald’s Corp.	517		16,115
Time Warner Co., Inc.*	856		14,569
Viacom, Inc., Class B	425		14,233
Total Consumer Discretionary			65,128

Consumer Staples - 7.8%
CVS Corp.	642		19,921
PepsiCo, Inc.	156		8,507
Procter & Gamble Co.	287	[2]	15,966
Total Consumer Staples			44,394

Energy - 7.3%
BJ Services Co.	207	[2]	12,624
ChevronTexaco Corp.	152		8,818
ConocoPhillips Co.	184		11,517
Exxon Mobil Corp.	154		9,048
Total Energy			42,007

Financials - 22.9%
AFLAC Inc.	410		18,491
American International Group, Inc.	238		14,328
Citigroup, Inc.	326		14,181
Fannie Mae Co.	290		16,199
Goldman Sachs Group, Inc.	93		9,996
JPMorgan Chase & Co.	402		14,126
MBIA, Inc.	95	[2]	5,770
Morgan Stanley Co.	287		15,225
St. Paul Travelers Companies, Inc., The	144		6,339
U.S. Bancorp	547	[2]	16,443
Total Financials			131,098

Health Care - 19.7%
Abbott Laboratories Co.	363		16,927
Amgen, Inc.*	190		15,153
Baxter International Inc.	404		15,865
CIGNA Corp.	105		11,209
Fisher Scientific International, Inc.*	228	[2]	15,287
Johnson & Johnson Co.	197		12,600
Laboratory Corp. of America Holdings*	290		14,694
Quest Diagnostics, Inc.	212		10,884
Total Health Care			112,619

Industrials - 6.4%
General Electric Co.	464		16,008
L-3 Communications Holdings, Inc.	102		7,979
Southwest Airlines Co.	902	[2]	12,799
Total Industrials			36,786

Information Technology - 16.3%
Cisco Systems, Inc.*	713		13,654
Corning, Inc.*	478	[2]	9,106
Fiserv, Inc.*	322	[2]	14,287
Hewlett-Packard Co.	260		6,402
Intel Corp.	527		14,303
Microsoft Corp.	630		16,134
Motorola, Inc.	936		19,823
Total Information Technology			93,709

Telecommunication Services - 5.0%
BellSouth Corp.	623		17,195
SBC Communications, Inc.	467	[2]	11,418
Total Telecommunication Services			28,613

Total Common Stocks (cost $495,318)			$554,354

Rorer Large-Cap Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Other Investment Companies[1] - 26.7%
Bank of New York Institutional Cash Reserves Fund, 3.40%[3]	124,069	$124,069
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.35%	28,695	28,695
Total Other Investment Companies (cost $152,764)		152,764
Total Investments - 123.5% (cost $684,082)		707,118
Other Assets, less Liabilities - (23.5)%		(134,750)
Net Assets - 100.0%		$572,368

Note:	Based on the approximate cost of investments of $687,210 for Federal income tax purposes at July 31, 2005, the aggregate gross unrealized appreciation and depreciation were $64,925 and $9,018, respectively, resulting in net unrealized appreciation of investments of $55,907.

*	Non-income-producing securities.
[1]	Yield shown for each investment company represents the July 31, 2005 seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of July 31, 2005, amounting to a market value of $119,523 or approximately 20.9% of net assets.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

Rorer Mid-Cap Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Common Stocks - 93.6%
Consumer Discretionary - 20.0%
Liz Claiborne, Inc.	757	$31,499
Office Depot, Inc.*	833	23,641
Priceline.com, Inc.*	1,355	33,658
Reebok International Ltd.	793	33,544
Staples, Inc.	1,457	33,176
Tuesday Morning Corp.	260	9,181
Williams-Sonoma, Inc.*	232	10,245
Total Consumer Discretionary		174,944

Consumer Staples - 1.2%
Smithfield Foods Inc*	408	10,657

Energy - 8.1%
BJ Services Co.	327	19,944
Newfield Exploration Co.*	460	19,545
Patterson-UTI Energy, Inc.	951	31,221
Total Energy		70,710

Financials - 21.1%
Bear Stearns Co., Inc., The	359	36,657
E*Trade Group, Inc.*	2,607	40,435
HCC Insurance Holdings, Inc.	648	17,963
Indymac Mortgage Holdings, Inc.	593	25,861
MBIA, Inc.	214	12,998
Mercury General Corp.	592	34,164
Zions Bancorporation	229	16,369
Total Financials		184,447

Health Care - 12.7%
Fisher Scientific International, Inc.*	336	22,529
Health Management Associates, Inc.	1,256	29,893
Laboratory Corp. of America Holdings*	507	25,690
MGI Pharmaceuticals, Inc.*	478	13,049
Quest Diagnostics, Inc.	388	19,920
Total Health Care		111,081

Industrials - 4.3%
L-3 Communications Holdings, Inc.	324	25,346
Werner Enterprises, Inc.	647	12,274
Total Industrials		37,620

Information Technology - 23.0%
ADC Telecommunications, Inc.*	908	23,735
Affiliated Computer Services, Inc.*	337	16,840
Computer Sciences Corp.*	537	24,584
Fiserv, Inc.*	798	35,407
Kla-Tencor Corp.*	509	26,315
Microchip Technology, Inc.	272	8,451
PerkinElmer Inc	1,214	25,470
Sungard Data Systems, Inc.*	1,116	40,053
Total Information Technology		200,855

Utilities - 3.2%
Constellation Energy Group	462	27,817

Total Common Stocks (cost $719,356)		818,131

Other Investment Company[1] - 10.2%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.35% (cost $88,692)	88,692	88,692
Total Investments - 103.8% (cost $808,048)		906,823
Other Assets, less Liabilities - (3.8)%		(33,500)
Net Assets - 100.0%		$873,323

Rorer Mid-Cap Fund

July 31, 2005

Schedule of Portfolio Investments (unaudited)

Note:	Based on the approximate cost of investments of $810,358 for Federal income tax purposes at July 31, 2005, the aggregate gross unrealized appreciation and depreciation were $102,268 and $5,803, respectively, resulting in net unrealized appreciation of investments of $96,465.

*	Non-income-producing securities.
[1]	Yield shown for an investment company represents the July 31, 2005 seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: September 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: September 15, 2005

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date: September 15, 2005